RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of transactions between related parties [abstract]
Schedule of Compensation
Compensation for the year ended December 31, 2017 of these personnel is detailed below:

	December 31, 2017	December 31, 2016
	US$’000	US$’000
Short-term employee benefits	1,177	1,298
Performance related bonus	223	248
Post-employment benefits	44	41
Share-based compensation benefits	663	1,114

	2,107	2,701

Schedule of Company's Shares and Share Option Plan
Directors’ and Company Secretary’s interests in the Company’s shares and share option plan

	‘A’ Ordinary Shares	Share options
At January 1, 2017	5,719,706	7,655,004
Exercised	—	—
Granted	—	5,150,000
Expired	—	(315,000)
Fortified	—	(3,720,000)

At December 31, 2017	5,719,706	8,770,004

	‘A’ Ordinary Shares	Share options
At January 1, 2016	5,695,306	6,015,004
Exercised	—	(60,000)
Granted	—	1,700,000
Shares purchased during the year	24,400	—

At December 31, 2016	5,719,706	7,655,004